Feb. 28, 2019

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class P and Class R6 Shares of the

Goldman Sachs Asia Equity Fund

(the “Fund”)

Supplement dated September 6, 2019 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”), each dated

February 28, 2019, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs Trust recently approved certain changes to the Fund’s name, principal investment strategy and benchmark. The Fund’s current investment objective to seek long-term capital appreciation will not change. After the close of business on November 20, 2019 (the “Effective Date”), the Fund’s name will change to the “Goldman Sachs China Equity Fund.”

After the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of equity investments in issuers economically tied to China. The Fund expects to invest primarily in common stocks, but may also invest in preferred stocks, securities convertible into common or preferred stocks, and depositary receipts. This may include securities that trade in local Chinese, Hong Kong, or other foreign exchanges and securities that trade in Renminbi, the official currency of China.

The Fund’s benchmark will change from the Morgan Stanley Capital International (MSCI) All Country Asia ex-Japan Index (Net, USD, Unhedged) to the MSCI China All Shares Index (Net, USD, Unhedged).

The Fund will experience higher portfolio turnover (i.e., the purchase and sale of instruments and securities) as the Investment Adviser implements these changes to the investment strategy. A high rate of portfolio turnover will generally result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the repositioning.

In light of these changes, Shao Ping Guan and Christine Pu will become portfolio managers for the Fund. Basak Yavuz and Hiren Dasani will continue to manage the Fund. Sumit Mangal will no longer serve as a portfolio manager for the Fund.

Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Asia Equity Fund” are replaced with “Goldman Sachs China Equity Fund.”

All references to Sumit Mangal in the Prospectuses, Summary Prospectuses and SAI are removed in their entirety.

The following replaces in its entirety the “Goldman Sachs Asia Equity Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in issuers economically tied to China. For purposes of the 80% investment policy, China includes Mainland China and China’s special administrative regions, such as Hong Kong.

The Fund expects to invest primarily in common stocks, but may also invest in preferred stocks, securities convertible into common or preferred stocks, and depositary receipts. This may include securities that trade in local Chinese, Hong Kong, or other foreign exchanges and securities that trade in Renminbi (“RMB”), the official currency of China. The Fund may purchase securities in their initial public offerings. The Fund may invest in the securities of Chinese companies, normally restricted to residents of Mainland China (commonly known as “A Shares” or “China A Shares”), through the China Stock Connect program or other channels. The Fund may also invest in other investments including, but not limited to, “B Shares” of companies listed on the Shanghai and Shenzhen Stock Exchanges, “H Shares” of companies incorporated in Mainland China and listed on the Hong Kong Stock Exchange and other foreign exchanges, shares of “Red Chip” and “P-Chip” companies with controlling Chinese shareholders that are incorporated outside of Mainland China and listed on the Hong Kong Stock Exchange, and shares of companies listed on the Hong Kong Stock Exchange that generate the majority of their value and revenue from doing business in China.

While the Fund may invest in companies of any market capitalization, it expects to primarily invest in large- and mid-capitalization companies. The Fund may also invest in futures, exchange-traded funds (“ETFs”) and other instruments with similar economic exposures.

Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk.

The Fund may invest in the aggregate up to 20% of its Net Assets in (i) equity investments in issuers that are not economically tied to China; and (ii) fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) China All Shares Index (Net, USD, Unhedged).

In the “Goldman Sachs Asia Equity Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, “Asian Investment Risk” is removed.

In the “Goldman Sachs Asia Equity Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risks are added:

Greater China Risk.  Investing in Greater China involves a higher degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. The Fund’s investment exposure to Greater China may subject the Fund, to a greater extent than if investments were made in developed countries, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic or environmental events and natural disasters which may occur in the China region. The economy, industries, and securities and currency markets of Greater China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low-cost emerging economies. The imposition of tariffs or other trade barriers by the U.S. or foreign governments on exports from Mainland China may also have an adverse impact on Chinese issuers. In addition, currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries have had, and may continue to have, negative effects on the economies and securities markets of Greater China. The government of the People’s Republic of China (“PRC”) exercises significant control over the economy in Mainland China, and may at any time alter or discontinue economic reforms. Taiwan and Hong Kong do not exercise the same level of control over their economies as does the PRC with respect to Mainland China, but changes to their political and economic relationships with the PRC could adversely impact the Fund’s investments in Taiwan and Hong Kong.

Currency Risk.  Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. To the extent the Fund seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Fund becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging and the impact on the Fund of fluctuations in the value of currencies may be magnified.

Depositary Receipts Risk.  Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts and Global Depositary Receipts (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

RMB Risk.  There is no assurance that there will always be sufficient amounts of RMB available for the Fund to remain fully invested in Chinese equities. The Chinese government heavily regulates the domestic exchange of foreign currencies and RMB exchange rates in China, which may adversely affect the operations and financial results of the Fund’s investments in China.

Investing Through Stock Connect Risk.  Investing in China A Shares through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect (“Stock Connect”) program is subject to trading, clearance, settlement, and other procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to market-wide trading volume and market cap quota limitations, each of which may restrict or preclude the Fund’s ability to invest in A Shares through Stock Connect. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A Shares. Therefore, the Fund’s investments in Stock Connect A Shares are generally subject to PRC securities regulations and listing rules, among other restrictions. Additionally, restrictions on the timing of permitted trading activity in A Shares, including the imposition of local holidays in either Hong Kong or Mainland China and restrictions on purchasing and selling the same security on the same day, may subject the Fund to the risk of price fluctuations of China A Shares at times when the Fund is unable to add to or exit its position.

The following replaces in its entirety the first paragraph of the “Goldman Sachs Asia Equity Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section in the Multi-Class Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor and Class R6 Shares compare to those of broad-based securities market indices. Through November 20, 2019, the Fund had been known as the Goldman Sachs Asia Equity Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s benchmark changed from the MSCI All Country Asia ex-Japan Index (Net, USD, Unhedged) to the MSCI China All Shares Index (Net, USD, Unhedged). The Investment Adviser believes that the MSCI China All Shares Index (Net, USD, Unhedged) is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The following is added as the last row for each share class in the table under “Goldman Sachs Asia Equity Fund—Summary—Performance—Average Annual Total Return” in the Prospectuses and under “Performance—Average Annual Total Return” in the Summary Prospectuses:

	1 Year	5 Years	10 Years	Since Inception
MSCI China All Shares Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)****	–23.27%	N/A	N/A	N/A

****
The MSCI China All Shares Index (Net, USD, Unhedged) commenced operations in 2014. Since the MSCI China All Shares Index (Net, USD, Unhedged) has not been in existence for five full calendar years as of December 31, 2018, 5 Years, 10 Years and Since Inception returns are not available.

The following replaces in its entirety the second footnote following the table under “Goldman Sachs Asia Equity Fund—Summary—Performance—Average Annual Total Return” in the Prospectuses and under “Performance—Average Annual Total Return” in the Summary Prospectuses:

**
The MSCI All Country Asia ex–Japan Index (Net, USD, Unhedged) commenced operations in 2001. Since the MSCI All Country Asia ex–Japan Index (Net, USD, Unhedged) has not been in existence as long as certain share classes of the Fund, Since Inception returns are not available.

The footnote anchor for the second footnote following the table under “Goldman Sachs Asia Equity Fund—Summary—Performance—Average Annual Total Return” in the Multi-Class Prospectus and under “Performance—Average Annual Total Return” in the Multi-Class Summary Prospectus is removed from the “Investor Shares” row in the table.